Debt	12 Months Ended
Dec. 31, 2023
Debt
Debt

15.Debt

Short-term Debt

The following table presents the Company’s outstanding short-term debt as of December 31, 2022 and 2023:

	Annual		As of	As of
Name	interest rates	Term	December 31, 2022	December 31, 2023
			RMB	RMB	US$
Short-term loans
Short-term bank loans	3.20%-6.00%	0.5-1 year	65,000	89,920	12,665
Long-term debt, current portion	5.55% - 10.46%	3-4.5 years	434	2,733	385
Total			65,434	92,653	13,050

Short-term bank loans consist of secured RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. As of December 31, 2022 and 2023, the repayments of all short-term loans are guaranteed by certain accounts receivables, or specific subsidiaries of the Company.

Long-term debt

The following table presents the Company’s long-term debt as of December 31, 2022 and 2023:

	Annual		As of	As of
	interest rates	Term	December 31, 2022	December 31, 2023
			RMB	RMB	US$
Long-term debt, current portion	5.55% - 10.46%	3-4.5 years	434	2,733	385
Long-term debt, non-current portion	5.55% - 10.46%	3-4.5 years	1,303	7,533	1,061
Total			1,737	10,266	1,446

In December 2022, the Company entered into an agreement with a third party pursuant to which the Company borrowed RMB1,427 to purchase 12 vehicles for a total consideration of RMB1,737 for the Company’s ride-hailing solution business. Under the terms of the agreement, the Company will repay in fixed monthly installments over 48 months. The effective interest rate was 10.46% per annum. The Company obtained the ownership of the vehicles at inception of the arrangement and the borrowings are secured by the related vehicles.

In May 2023 and December 2023, the Company entered into 3 agreements with third parties pursuant to which the Company borrowed RMB8,861 to purchase 83 vehicles for a total consideration of RMB9,052 for the Company’s ride-hailing solution business. Under the terms of the agreement, the Company will repay in fixed monthly installments in 36 to 54 months. The effective interest rates were 5.55% to 9.99% per annum. The Company obtained the ownership of the vehicles at inception of the arrangement and the borrowings are secured by the related vehicles.

The weighted average interest rate for all the outstanding borrowings was approximately 5.77%, 5.18% and 5.10% as of December 31, 2021, 2022 and 2023 respectively.

As of December 31, 2023, maturities of the debt are as follows:

	RMB	US$
2024	92,653	13,050
2025	2,827	398
2026	2,802	395
2027	1,361	192
2028	543	76
Total	100,186	14,111